Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Balance at the begining of the year	$ 2,442	$ 3,227
Receipt of long-term debt	657	1,746	$ 966
Repayment of long-term debt	(689)	(2,115)	(1,387)
Repayment of short-term credit, net	(183)	(283)	147
Interest paid	(115)	(103)	(111)
Implementation of IFRS 16	353	0
Effect of changes in foreign exchange rates	48	(63)
Other changes	46	33
Balance at the end of the year	$ 2,559	$ 2,442	$ 3,227